UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 14, 2013

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $2,218,511 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      371    10100 SH       SOLE                     9800               300
Alliance Data Systems Corporat COM              018581108    32127   198450 SH       SOLE                    84850            113600
Amazon.com, Inc.               COM              023135106   110792   415745 SH       SOLE                   190425            225320
Apple Inc.                     COM              037833100    43867    99098 SH       SOLE                    44968             54130
Atwood Oceanics, Inc.          COM              050095108     1571    29900 SH       SOLE                    13700             16200
B/E Aerospace, Inc.            COM              073302101    46278   767710 SH       SOLE                   336760            430950
BlackRock, Inc.                COM              09247X101     7660    29820 SH       SOLE                     6150             23670
BroadSoft, Inc.                COM              11133B409      868    32800 SH       SOLE                    32800
Catamaran Corporation          COM              148887102    92617  1746500 SH       SOLE                   767600            978900
Celgene Corporation            COM              151020104    45606   393464 SH       SOLE                   172442            221022
Chart Industries, Inc.         COM              16115Q308     5361    67000 SH       SOLE                    28200             38800
Chipotle Mexican Grill, Inc.   COM              169656105    65604   201320 SH       SOLE                    87025            114295
Cognizant Technology Solutions COM              192446102    67298   878325 SH       SOLE                   389925            488400
Deckers Outdoor Corporation    COM              243537107    39718   713200 SH       SOLE                   301800            411400
Dresser-Rand Group Inc.        COM              261608103    38607   626125 SH       SOLE                   273000            353125
Energy XXI (Bermuda) Limited   COM              G10082140    31846  1169950 SH       SOLE                   489550            680400
F5 Networks, Inc.              COM              315616102    68561   769661 SH       SOLE                   346616            423045
FMC Technologies, Inc.         COM              30249U101    45359   833950 SH       SOLE                   354700            479250
Facebook, Inc.                 COM              30303M102    82177  3212550 SH       SOLE                  1477550           1735000
Financial Engines, Inc.        COM              317485100    34688   957700 SH       SOLE                   418950            538750
Freeport-McMoRan Copper & Gold COM              35671D857      252     7600 SH       SOLE                     5900              1700
Fusion-io, Inc.                COM              36112J107    14839   906500 SH       SOLE                   472200            434300
General Electric Company       COM              369604103      267    11530 SH       SOLE                    10675               855
Google Inc.                    COM              38259P508    89216   112336 SH       SOLE                    50786             61550
HMS Holdings Corp.             COM              40425J101    42979  1583025 SH       SOLE                   692300            890725
HomeAway, Inc.                 COM              43739Q100    25978   799320 SH       SOLE                   420525            378795
IPC The Hospitalist Company, I COM              44984A105    14505   326100 SH       SOLE                   141100            185000
Infoblox Inc.                  COM              45672H104     2160    99534 SH       SOLE                    99534
Intuitive Surgical, Inc.       COM              46120E602    56623   115278 SH       SOLE                    50393             64885
Johnson & Johnson              COM              478160104      306     3750 SH       SOLE                     3650               100
LinkedIn Corporation           COM              53578A108    92467   525200 SH       SOLE                   242430            282770
MAKO Surgical Corp.            COM              560879108     5228   468840 SH       SOLE                   195215            273625
Medidata Solutions, Inc.       COM              58471A105    12934   223085 SH       SOLE                   105315            117770
MercadoLibre, Inc.             COM              58733R102    82985   859415 SH       SOLE                   391490            467925
Michael Kors Holdings Limited  COM              G60754101    31070   547100 SH       SOLE                   227200            319900
Mitek Systems, Inc.            COM              606710200     8011  1711700 SH       SOLE                  1023500            688200
Netflix, Inc.                  COM              64110L106    88045   465160 SH       SOLE                   220965            244195
Nordstrom, Inc.                COM              655664100    34125   617873 SH       SOLE                   269498            348375
PACCAR Inc                     COM              693718108    46321   916150 SH       SOLE                   403525            512625
Pioneer Natural Resources Comp COM              723787107    51895   417665 SH       SOLE                   182705            234960
Polypore International, Inc.   COM              73179V103    23545   586000 SH       SOLE                   249700            336300
Portfolio Recovery Associates, COM              73640Q105    63317   498875 SH       SOLE                   221775            277100
Precision Castparts Corp.      COM              740189105    86652   456975 SH       SOLE                   201645            255330
QUALCOMM Incorporated          COM              747525103    70186  1048495 SH       SOLE                   476240            572255
SPDR Trust Series 1            COM              78462F103      260     1662 SH       SOLE                     1662
Salix Pharmaceuticals, Ltd.    COM              795435106    34815   680250 SH       SOLE                   290700            389550
Skyworks Solutions, Inc.       COM              83088M102     5246   238200 SH       SOLE                   100250            137950
Splunk Inc.                    COM              848637104    14703   367300 SH       SOLE                   202750            164550
Tesla Motors, Inc.             COM              88160R101    83384  2200685 SH       SOLE                  1025245           1175440
Vera Bradley, Inc.             COM              92335C106    21996   930840 SH       SOLE                   394840            536000
Verizon Communications Inc.    COM              92343V104      723    14703 SH       SOLE                    14303               400
Vertex Pharmaceuticals Incorpo COM              92532F100    25495   463800 SH       SOLE                   196700            267100
Zillow, Inc.                   COM              98954A107    67969  1243255 SH       SOLE                   593725            649530
lululemon athletica inc.       COM              550021109    68088  1092095 SH       SOLE                   466170            625925
priceline.com Incorporated     COM              741503403    90634   131705 SH       SOLE                    59530             72175
tw telecom inc.                COM              87311L104      317    12600 SH       SOLE                    12600